   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 14, 2001

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

XX                Post-Effective Amendment No. 46
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 XX               Amendment No. 48

                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado       80206
--------------------------------------------------------------------------------
       (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         XX on September 28, 2001, pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
                  75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment
                  (post-effective Amendment No. 29)

Title of Securities Being Registered:         Shares of Beneficial Interest of
the Berger Large Cap Value Fund - Investor Shares and Institutional Shares
--------------------------------------------------------------------------------

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on June 20, 2000 (the "Amendment") and pursuant to that paragraph would become effective on August 21, 2000. Post-Effective Amendments No. 30, 31, 32, 34, 35, 37, 39, 40, 41, 42, 43, 44 and 45 under the
Securities Act of 1933 and Amendments No. 32, 33, 34, 36, 37, 39. 41, 42, 43,
44, 45, 46 and 47 under the Investment Act of 1940 were filed pursuant to paragraph (b) of Rule 485 on August 18, 2000, extending the effective date of the Amendment to September 20, 2000; on September 19, 2000 extending the effective date of the Amendment to October 20, 2000; on October 19, 2000 extending the effective date of the Amendment to November 20, 2000, on November 17, 2000 extending the effective date of the Amendment to December 18, 2000, on December 15, 2000 extending the effective date of the Amendment to January 17, 2001, on January 16, 2001 extending the effective date of the Amendment to February 16, 2001, on February 15, 2001 extending the effective date of the Amendment to March 19, 2001, on March 16, 2001 extending the effective date of the Amendment to April 18, 2001, on April 17, 2001 extending the effective date of the Amendment to May 18, 2001, on May 17, 2001 extending the effective date of the Amendment to June 18, 2001, on June 15, 2001 extending the effective date of the Amendment to July 18, 2001, on July 16, 2001 extending the effective date of the Amendment to August 17, 2001, and on August 16, 2001 extending the effective date of the Amendment to September 17, 2001, respectively.

         The Registrant hereby designates September 28, 2001 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 14th day of September, 2001.


                                      BERGER INVESTMENT PORTFOLIO TRUST
                                      ---------------------------------
                                      (Registrant)

                                      By /s/ Jack R. Thompson
                                        ----------------------------------------
                                      Name:  Jack R. Thompson
                                           -------------------------------------
                                      Title:  President
                                            ------------------------------------

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                          Title                                                  Date
---------                                          -----                                                  ----
/s/   Jack R. Thompson                             President (Principal                            September 14, 2001
-------------------------------------              Executive Officer)
Jack R. Thompson                                   and Trustee

Signature                                          Title                                                  Date
---------                                          -----                                                  ----
/s/   Brian S. Ferrie                              Vice President                                  September 14, 2001
-------------------------------------              (Principal
Brian S. Ferrie                                    Financial Officer)


/s/   John Paganelli                               Vice President and Treasurer                    September 14, 2001
-------------------------------------              (Principal Accounting
John Paganelli                                     Officer)


Dennis E. Baldwin                                  Trustee                                         September 14, 2001
-------------------------------------
Dennis E. Baldwin*


Katherine A. Cattanach                             Trustee                                         September 14, 2001
-------------------------------------
Katherine A. Cattanach*


Paul R. Knapp                                      Trustee                                         September 14, 2001
-------------------------------------
Paul R. Knapp*


Harry T. Lewis, Jr.                                Trustee                                         September 14, 2001
-------------------------------------
Harry T. Lewis, Jr.*


Michael Owen                                       Trustee                                         September 14, 2001
-------------------------------------
Michael Owen*


William Sinclaire                                  Trustee                                         September 14, 2001
-------------------------------------
William Sinclaire*


Albert C. Yates                                    Trustee                                         September 14, 2001
-------------------------------------
Albert C. Yates*



/s/   Jack R. Thompson
-------------------------------------
*By Jack R. Thompson
 Attorney-in-Fact